SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Leases
Operating lease ROU assets	$ 686,373	$ 708,944
Operating lease liabilities - current	101,369	82,653
Operating lease liabilities - non-current	585,004	626,291
Total operating lease liabilities	$ 686,373	$ 708,944